Consolidated Statement of Financial Position £ in Thousands, $ in Thousands	Dec. 31, 2021 GBP (£)		Dec. 31, 2020 GBP (£)		Dec. 31, 2019 GBP (£)
Non-current assets
Property, plant and equipment	£ 180,955		£ 35,214		£ 2,025
Right-of-use assets	92,254		50,720		6,769
Intangible assets and goodwill	261,514		26,660		3,188
Trade and other receivables	9,968		7,511		3,974
Total non-current assets	544,691		120,105		15,956
Current assets
Inventory	364,585		114,694		42,970
Trade and other receivables	77,884		29,358		13,255
Cash and cash equivalents	192,629		243,524		34,539
Total current assets	635,098		387,576		90,764
Total assets	1,179,789		507,681		106,720
Current liabilities
Trade and other payables	79,284		35,569		4,237
Loans and borrowings	180,540		88,077		32,477
Lease liabilities	18,826		6,540		1,510
Provisions					30
Total current liabilities	278,650		130,186		38,254
Loans and borrowings	68,113		2,126
Lease liabilities	71,574		41,508		4,358
Warrants	42,692
Provisions	7,985		3,363		552
Deferred tax	86
Total non-current liabilities	190,450		46,997		4,910
Total liabilities	469,100		177,183		43,164
Net assets	710,689		330,498		63,556
Share capital	55
Share premium	902,586		266,120		81,500
Merger reserve	420,834		181,250
Retained earnings	(611,209)		(116,872)		(17,944)
Foreign currency translation reserve	(1,577)
Total equity	£ 710,689	[1]	£ 330,498	[1]	£ 63,556

[1]	The consolidated financial statements are prepared as a continuation of the financial statements of Cazoo Holdings Limited, the accounting acquirer, with a recapitalization to reflect the capital structure of Cazoo Group Ltd. The 2020 comparatives are based on the operations of Cazoo Holdings Limited prior to the Transaction. The 2019 comparatives are based on a continuation of the operations of Cazoo Limited prior to the restructuring on June 10, 2020 where Cazoo Holdings Limited was inserted as a new parent company of Cazoo Limited resulting in a merger reserve. Refer to Note 1 for further details.